Balances and transactions with related parties	12 Months Ended
Dec. 31, 2019
Balances and transactions with related parties [Abstract]
Balances and transactions with related parties
15	Balances and transactions with related parties

The accounts payable and transactions with related parties as of December 31, 2019 and 2018 are summarized as follows:

	2019		2018
	Receivable	Payable	Receivable	Payable
TMM División Marítima, S.A. de C.V. (a)	$163,344	$-	$148,866	$-
SSA México, S.A. de C.V. (b)	-	87,573	-	18,379
Services & Solutions Optimus, S.de R.L. de C.V.	-	-	59,098	-
	$163,344	$87,573	$207,964	$18,379

(a)	The accounts receivable are related to the maritime services provided to TMM DM by TMM Dirección Corporativa, S.A. de C.V,, a Grupo TMM subsidiary.

(b)	The accounts payables to SSA México, S.A. de C.V. are largely due to subagency services that this related party provides to Grupo TMM.

The most relevant transactions with related parties as of December 31, 2019, 2018 and 2017 are summarized as follows:

	2019	2018	2017
Revenue:
Maritime services (a)	$159,772	$187,426	$-
Shipping agency services (b)	758	-	-
Leases (c)	-	66	788
	$160,530	$187,492	$788

Costs:
Sub-agency commissions (d)	$264,743	$-	$-

Expenses:
Other expenses (e)	$391	$366	$415

(a)	Maritime services between TMM Dirección Corporativa, S.A. de C.V, subsidiary of Grupo TMM, and TMM DM.

(b)	Shipping agency services between Administradora Marítima TMM, S.A.P.I. de C.V., subsidiary of Grupo TMM, and TMM DM.

(c)	Grupo TMM, S.A.B. leasing operation with SSA México, S.A. de C.V. in Acapulco, Guerrero.

(d)	Shipping agency servicies provided by SSA México, S.A. de C.V. to Administradora Marítima TMM, S.A.P.I. de C.V.

(e)	Management consulting provided by SSA México, S.A. de C.V. to Administración Portuaria Integral de Acapulco, S.A. de C.V.

Transactions involving executive personnel for the years ended December 31, 2019, 2018 and 2017, include the following expenses:

	2019	2018	2017
Short-term benefits
Salaries	$40,851	$33,790	$31,065
Social security costs	497	462	471
	$41,348	$34,252	$31,536